Cover	12 Months Ended
Oct. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document period end date	Oct. 31, 2021
Current fiscal year end date	--10-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40733
Registrant name	Li-Cycle Holdings Corp.
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	207 Queen’s Quay West
Entity Address, Address Line Two	Suite 590
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 1A7
Entity Address, Country	CA
Entity emerging growth company	true
Entity common stock shares outstanding	163,179,655
Entity Well-known Seasoned Issuer	No
Current reporting status	Yes
Entity interactive data current	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment flag	false
Central index key	0001828811
Document fiscal year focus	2021
Document fiscal period focus	FY
Entity Ex Transition Period	false
Common shares, without par value
Document Information [Line Items]
Title of 12(b) Security	Common shares, without par value
Trading Symbol	LICY
Security Exchange Name	NYSE
Warrants to purchase common shares
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common shares
Trading Symbol	LICY.WS
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	207 Queen’s Quay West
Entity Address, Address Line Two	Suite 590
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 1A7
Entity Address, Country	CA
Contact Personnel Name	Carl DeLuca
City Area Code	877
Local Phone Number	542-9253
Contact Personnel Email Address	carl.deluca@li-cycle.com